Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
INTANGIBLE ASSETS

December 31, 2017 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	698	370	41	369
Other	5	5	—	—
	703	375	41	369

December 31, 2016 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	621	326	53	348
Other	5	4	—	1
	626	330	53	349

Financing charges capitalized to intangible assets under development were $2 million in 2017 (2016 – $2 million). The estimated annual amortization expense for intangible assets is as follows: 2018 – $67 million; 2019 – $57 million; 2020 – $40 million; 2021 – $39 million; and 2022 – $36 million.